Earnings Per Share (Detail)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Earnings Per Share [Abstract]
Basic	29,017,000	29,017,000	29,061,000	29,260,000	29,389,000
Incremental shares from equity awards	451,000	188,000	301,000	77,000	160,000
Diluted	29,468,000	29,205,000	29,362,000	29,337,000	29,549,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0	21,000	36,000
Special stock authorization number of shares			1,000,000
Special stock authorization number of shares issued			0